UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:6/30/08

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2008

JNF Equity Portfolio

JNF Balanced Portfolio

JNF Loomis Sayles Bond Portfolio

JNF Money Market Portfolio

Each a series of the Northern Lights Variable Trust

PORTFOLIO REVIEW
June 30, 2008 (unaudited)

JNF Equity Portfolio

Top Ten Holdings by Industry	% of Net Assets
Retail	6.56%
Electric	6.24%
Oil & Gas	5.78%
REITS	5.36%
Insurance	4.80%
Pharmaceuticals	4.36%
Machinery	4.24%
Engineering & Construction	4.18%
Banks	3.89%
Semiconductors	3.66%
Other, Cash & Cash Equivalents	50.93%
100.00%

JNF Balanced Portfolio

Top Ten Holdings by Industry	% of Net Assets
US Government Agencies - Mortgage Backed	20.46%
Oil & Gas	6.69%
Diversified Financial Services	4.54%
Retail	3.99%
Telecommunications	3.87%
Pharmaceuticals	3.79%
Insurance	3.71%
US Government Agencies	3.30%
Electric	3.07%
Computers	3.02%
Other, Cash & Cash Equivalents	43.56%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

PORTFOLIO REVIEW (continued)
June 30, 2008 (unaudited)

JNF Loomis Sayles Bond Portfolio

Top Ten Holdings by Industry	% of Net Assets
Diversified Financial Services	14.85%
Telecommunications	10.25%
Media	5.00%
Foreign Government	4.37%
Healthcare Services	4.35%
Retail	4.29%
Electric	3.76%
Banks	3.28%
Forest & Paper Products	3.16%
Insurance	3.13%
Other, Cash & Cash Equivalents	43.56%
100.00%

JNF Money Market Portfolio

Top Ten Holdings by Industry	% of Net Assets
Commercial Paper	60.21%
Corporate Notes	22.97%
Municipal Bonds	18.52%
Other, Cash & Cash Equivalents	-1.70%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2008 (unaudited)

	Shares		Value
		COMMON STOCKS - 99.17%
		ADVERTISING - 0.37%
	47,400	Interpublic Group of Cos., Inc. *	$ 407,640

		AEROSPACE/DEFENSE - 0.97%
	6,100	L-3 Communications Holdings, Inc.	554,307
	10,900	Rockwell Collins	522,764
			1,077,071
		AGRICULTURE - 1.92%
	18,200	Bunge Ltd.	1,959,958
	3,100	UST, Inc.	169,291
			2,129,249
		AIRLINES - 0.87%
	73,800	Southwest Airlines Co.	962,352

		APPAREL - 0.31%
	24,900	Jones Apparel Group, Inc.	342,375

		AUTO PARTS & EQUIPMENT - 1.01%
	20,600	Autoliv, Inc.	960,372
	8,800	TRW Automotive Holdings Corp. *	162,536
			1,122,908
		BANKS - 3.89%
	14,300	Bank of Hawaii Corp.	683,540
	12,000	Capital Federal Financial	451,320
	7,200	Cullen Frost Bankers, Inc.	358,920
	42,500	Marshall & Ilsley Corp.	651,525
	30,400	New York Community Bancorp, Inc.	542,336
	23,500	Northern Trust Corp.	1,611,394
	1	Wachovia Corp.	16
			4,299,051
		BEVERAGES - 0.48%
	11,900	Coca-Cola Enterprises, Inc.	205,870
	11,600	Pepsi Bottling Group, Inc.	323,872
			529,742
		BIOTECHNOLOGY - 0.72%
	20,400	Invitrogen Corp. *	800,904

	See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)

	Shares		Value
		CHEMICALS - 3.01%
	23,900	Celanese Corp.	$ 1,091,274
	4,100	CF Industries Holdings, Inc.	626,480
	4,800	Eastman Chemical Co.	330,528
	3,800	Mosaic Co. *	549,860
	14,800	Terra Industries, Inc.	730,380
			3,328,522
		COAL - 0.20%
	2,300	Massey Energy Co.	215,625

		COMMERCIAL SERVICES - 3.19%
	38,800	Hewitt Associates, Inc., Cl. A *	1,487,204
	7,000	ITT Educational Services, Inc. *	578,410
	2,400	Mastercard, Inc.	637,248
	3,000	Morningstar, Inc. *	216,090
	2,900	Strayer Education, Inc.	606,303
			3,525,255
		COMPUTERS - 3.27%
	12,100	Affiliated Computer Services, Inc. *	647,229
	16,100	Cadence Design Systems *	162,610
	18,500	Lexmark International, Inc. *	618,455
	27,200	Synopsys, Inc. *	650,352
	44,700	Western Digital Corp. *	1,543,491
			3,622,137
		DISTRIBUTION - 2.39%
	38,700	Ingram Micro, Inc. *	686,925
	29,300	Tech Data Corp. *	992,977
	24,100	WESCO International, Inc. *	964,964
			2,644,866
		DIVERSIFIED FINANCIAL SERVICES - 2.73%
	25,400	Federated Investors, Inc.	874,268
	13,200	Janus Capital Group, Inc.	349,404
	49,000	Raymond James Financial, Inc.	1,293,110
	8,900	T. Rowe Price Group, Inc.	502,583
			3,019,365
	See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)

	Shares		Value
		ELECTRIC - 6.24%
	8,000	Alliant Energy Corp.	$ 274,080
	30,900	DPL, Inc.	815,142
	44,800	DTE Energy Co.	1,901,312
	22,900	Edison International	1,176,602
	12,700	Intergrys Energy Group, Inc.	645,541
	7,300	Mirant Corp. *	285,795
	18,800	Reliant Energy, Inc. *	399,876
	31,100	Wisconsin Energy Corp.	1,406,342
			6,904,690
		ELECTRONICS - 1.39%
	32,200	Applied Biosystems, Inc.	1,078,056
	356,100	Sanmina-SCI Corp. *	455,808
			1,533,864
		ENGINEERING & CONSTRUCTION - 4.18%
	11,200	Flour Corp.	2,084,096
	7,300	Foster Wheeler Ltd. *	533,995
	15,600	KBR, Inc.	544,596
	23,700	McDermott International, Inc. *	1,466,793
			4,629,480
		ENTERTAINMENT - 0.42%
	15,400	DreamWorks Animation SKG, Inc. *	459,074

		FOOD - 1.65%
	9,200	Hormel Foods Corp.	318,412
	40,000	Kroger Co.	1,154,800
	23,300	Tyson Foods, Inc., Cl. A	348,102
			1,821,314
		GAS - 1.99%
	28,200	Energen Corp.	2,200,446

		HEALTHCARE - PRODUCTS - 1.75%
	7,500	Edwards Lifesciences Corp. *	465,300
	1,800	Intuitive Surgical, Inc. *	484,920
	12,600	Kinetic Concepts, Inc. *	502,866
	4,200	St. Jude Medical, Inc. *	171,696
	4,000	Techne Corp. *	309,560
			1,934,342

	See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)

	Shares		Value
		HEALTHCARE - SERVICES - 1.55%
	27,700	Humana, Inc. *	$ 1,101,629
	21,700	LifePoint Hospitals, Inc. *	614,110
			1,715,739
		HOME BUILDERS - 0.27%
	600	NVR, Inc. *	300,048

		INSURANCE - 4.80%
	8,400	Allied World Assurance Co. Holding Ltd.	332,808
	26,000	Arch Capital Group Ltd. *	1,724,320
	38,300	Axis Capital Holdings	1,141,723
	18,100	Endurance Specialty Holdings Ltd.	557,299
	18,300	PartnerRe Ltd.	1,265,079
	6,100	Stan Corp Financial Groups, Inc.	286,456
			5,307,685
		INTERNET - 1.34%
	28,043	Expedia, Inc. *	515,430
	2,300	priceline.com, Inc. *	265,558
	10,000	Sohu.com, Inc. *	704,400
			1,485,388
		INVESTMENT COMPANIES - 0.12%
	9,500	Allied Capital Corp.	131,955

		IRON/STEEL - 2.12%
	31,200	AK Steel Holding Corp.	2,152,800
	1,700	Schnitzer Steel Industries, Inc.	194,820
			2,347,620
		MACHINERY - 4.24%
	26,500	AGCO Corp. *	1,388,865
	30,600	Cummins, Inc.	2,004,912
	9,500	Flowserve Corp.	1,298,650
			4,692,427
		MEDIA - 2.19%
	60,700	CBS Corp.	1,183,043
	10,200	Discovery Holding Co., Cl. A *	223,992
	10,400	EW Scripps Co.	432,016
	27,200	Gannett Co., Inc.	589,424
			2,428,475

	See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)

	Shares		Value
		MISCELLANEOUS MANUFACTURING - 2.50%
	13,900	Brink's Co.	$ 909,338
	7,800	Ingersol-Rand Co. Ltd.	291,954
	65,000	Leggett & Platt, Inc.	1,090,050
	3,600	SPX Corp.	474,228
			2,765,570
		OIL & GAS - 5.78%
	21,700	Cimarex Energy Co.	1,511,839
	16,600	ENSCO International, Inc.	1,340,284
	3,000	Hess Corp.	378,570
	22,900	Noble Energy, Inc.	2,302,824
	14,000	Patterson-UTI Energy Inc.	504,560
	4,300	Southwest Energy Co. *	204,723
	3,900	Sunoco, Inc.	158,691
			6,401,491
		OIL & GAS SERVICES- 1.75%
	25,200	FMC Technologies, Inc. *	1,938,636

		PACKAGING & CONTAINERS - 1.40%
	37,200	Owens-Illinois, Inc. *	1,550,868

		PHARMACEUTICALS - 4.36%
	16,900	AmerisourceBergen Corp.	675,831
	39,300	Endo Pharmaceuticals Holdings, Inc. *	950,667
	25,900	Express Scripts, Inc., Cl. A *	1,624,448
	40,700	Herbalife Ltd.	1,577,125
			4,828,071
		REITS - 5.36%
	27,500	AMB Property Corp.	1,385,450
	49,200	Annaly Capital Management, Inc.	763,092
	14,600	Brandywine Realty Trust	230,096
	29,600	Hospitality Properties Trust	724,016
	14,700	Host Hotels & Resorts, Inc.	200,655
	197,400	HRPT Properties Trust	1,336,398
	7,300	Prologis	396,755
	21,100	Rayonier, Inc.	895,906
			5,932,368

	See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)
	Shares		Value
		RETAIL - 6.56%
	27,100	Barnes & Noble, Inc.	$ 673,164
	29,500	BJ's Wholesale Club, Inc. *	1,141,650
	32,200	Burger King Holdings, Inc.	862,638
	7,500	Family Dollar Stores, Inc.	149,550
	37,200	Gap, Inc.	620,124
	11,400	Hanesbrands, Inc. *	309,396
	19,900	Ross Stores, Inc.	706,848
	1	Sears Holdings Corp. *	74
	43,500	TJX Cos, Inc.	1,368,945
	40,600	Yum! Brands, Inc.	1,424,654
			7,257,043
		SEMICONDUCTORS - 3.66%
	28,900	Altera Corp.	598,230
	22,900	Analog Devices, Inc.	727,533
	46,900	Integrated Device Technology, Inc. *	466,186
	17,000	Intersil Corp., Cl. A	413,440
	16,100	MEMC Electronic Materials, Inc. *	990,794
	13,000	National Semiconductor Corp	267,020
	16,300	Silicon Laboratories, Inc. *	588,267
			4,051,470
		SOFTWARE - 1.92%
	7,900	Activision, Inc. *	269,153
	10,000	Ansys, Inc. *	471,200
	38,400	BMC Software, Inc. *	1,382,400
			2,122,753
		TELECOMMUNICATIONS - 3.54%
	10,300	ADC Telecommunications, Inc. *	152,131
	9,400	American Tower Corp. *	397,150
	28,000	CenturyTel, Inc.	996,520
	5,300	Embarq Corp.	250,531
	26,800	Juniper Networks, Inc. *	594,424
	32,300	Telephone & Data Systems, Inc.	1,526,821
			3,917,577
		TOYS/GAMES/HOBBIES - 1.59%
	49,400	Hasbro, Inc.	1,764,568

	See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)

	Shares		Value
		TRANSPORTATION - 1.17%
	9,600	Frontline Ltd.	$ 669,888
	9,100	Ryder System, Inc.	626,808
			1,296,696

		TOTAL COMMON STOCKS (Cost $113,967,198)	109,746,720

		SHORT-TERM INVESTMENTS - 0.63%
	701,294	Janus Institutional Money Market 2.53%, (cost $ 701,294) (a)	$ 701,294

		TOTAL INVESTMENTS - 99.80% (Cost $114,668,492) (b)	$ 110,448,014
		OTHER ASSETS & LIABILITIES - .20%	216,810
		NET ASSETS - 100.00%	$ 110,664,824

(a)	Variable rate security; the money market rate shown represents the rate at June 30, 2008.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 6,818,088
		Unrealized depreciation	(11,038,566)
		Net unrealized depreciation	$ (4,220,478)

*	Non-Income producing security.

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2008 (unaudited)
	Shares				Value
		COMMON STOCKS - 62.31%
		ADVERTISING - 0.30%
	2,000	Omnicom Group, Inc.			$ 89,760

		AEROSPACE/DEFENSE - 1.43%
	1,500	Boeing Co.			98,580
	2,300	Lockheed Martin Corp.			226,918
	1,900	Raytheon Co.			106,932
					432,430
		AGRICULTURE - 1.34%
	3,110	Altria Group, Inc.			63,942
	1,600	Bunge Ltd.			172,304
	771	Lorillard, Inc. *			53,322
	2,310	Philip Morris International, Inc.			114,091
					403,659
		AIRLINES - 0.29%
	6,600	Southwest Airlines Co.			86,064

		APPAREL - 0.42%
	2,100	Nike, Inc., Cl. B			125,181

		AUTO PARTS & EQUIPMENT - 0.12%
	2,000	Goodyear Tire & Rubber Co. *			35,660

		BANKS - 1.70%
	3,700	Bank of America Corp.			88,319
	1,800	BB&T Corp.			40,986
	2,600	Northern Trust Corp.			178,282
	900	State Street Corp.			57,591
	3,700	U.S. Bancorp			103,193
	1,800	Wells Fargo & Co.			42,750
					511,121
		BEVERAGES - 1.43%
	1,000	Anheuser-Busch Cos., Inc.			62,120
	1,100	Coca-Cola Co.			57,178
	800	Molson Coors Brewing Co.			43,464
	1,300	Pepsi Bottling Group, Inc.			36,296
	3,660	PepsiCo, Inc.			232,739
					431,797

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)

	Shares				Value
		BIOTECHNOLOGY - 0.99%
	1,300	Biogen Idec, Inc. *			$ 72,657
	300	Genentech, Inc. *			22,770
	5,200	Invitrogen Corp. *			204,152
					299,579
		CHEMICALS - 1.43%
	2,700	Celanese Corp.			123,282
	300	CF Industries Holdings, Inc.			45,840
	1,500	Mosaic Co. *			217,050
	900	Terra Industries, Inc.			44,415
					430,587
		COAL - 0.40%
	13,000	Massey Energy Co.			121,875

		COMMERCIAL SERVICES - 2.64%
	10,000	Accenture Ltd.			407,200
	800	Apollo Group, Inc. *			35,408
	3,500	Hewlett Associates, Inc. *			134,155
	800	Manpower, Inc.			46,592
	650	Mastercard, Inc.			172,588
					795,943
		COMPUTERS - 2.66%
	1,900	Apple, Inc. *			318,136
	7,388	Hewlett-Packard Co.			326,624
	1,800	Lexmark International, Inc. *			60,174
	2,800	Western Digital Corp. *			96,684
					801,618
		COSMETICS - 1.01%
	3,900	Avon Products, Inc.			140,478
	800	Colgate-Palmolive Co.			55,280
	1,765	Procter & Gamble Co.			107,330
					303,088
		DISTRIBUTION - 0.58%
	1,500	Ingram Micro, Inc. *			26,625
	2,000	Tech Data Corp. *			67,780
	1,000	WW Grainger, Inc.			81,800
					176,205

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)
	Shares				Value
		DIVERSIFIED FINANCIAL SERVICES - 3.42%
	4,900	Charles Schwab Corp.			$ 100,646
	3,232	Citigroup, Inc.			54,168
	1,700	Discover Financial Services			22,389
	1,300	Freddie Mac			21,320
	1,300	Goldman Sachs Group, Inc.			227,370
	1,900	Invesco Ltd.			45,562
	1,600	Janus Capital Group, Inc.			42,352
	11,240	JPMorgan Chase & Co.			385,644
	3,600	Morgan Stanley			129,852
					1,029,303
		ELECTRIC - 2.06%
	1,400	Constellation Energy Group, Inc.			114,940
	3,600	Dominion Resources, Inc.			170,964
	1,100	DTE Energy Co.			46,684
	4,300	Edison International			220,934
	3,100	Reliant Energy, Inc. *			65,937
					619,459
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.79%
	4,800	Emerson Electric Co.			237,360

		ELECTRONICS - 0.18%
	42,100	Sanmina-SCI Corp. *			53,888

		ENGINEERING & CONSTRUCTION - 1.67%
	1,300	Fluor Corp.			241,904
	4,200	McDermott International, Inc. *			259,938
					501,842
		FOOD - 1.23%
	10,400	Kroger Co.			300,248
	4,800	Tyson Food, Inc.			71,712
					371,960
		GAS - 0.59%
	1,600	Atmos Energy Corp.			44,112
	1,700	Energen Corp.			132,651
					176,763

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)
	Shares				Value
		HEALTHCARE - PRODUCTS - 2.53%
	2,100	Baxter International, Inc.			$ 134,274
	350	Intuitive Surgical, Inc. *			94,290
	8,280	Johnson & Johnson			532,735
					761,299
		HEALTHCARE - SERVICES - 0.52%
	2,900	Cigna Corp.			102,631
	1,400	Humana, Inc. *			55,678
					158,309
		INSURANCE - 2.58%
	1,700	Aflac, Inc.			106,760
	1,300	Allstate Corp.			59,267
	1,900	Arch Capital Group Ltd. *			126,008
	1,700	Chubb Corp.			83,317
	800	Endurance Specialty Holdings Ltd.			24,632
	955	Loews Corp.			44,790
	600	PartnerRe Ltd.			41,478
	6,700	Travelers Cos., Inc.			290,780
					777,032
		INTERNET - 0.55%
	1,800	Expedia, Inc. *			33,084
	500	Sohu.com, Inc. *			35,220
	3,000	Symantec Corp. *			58,050
	1,900	Yahoo!, Inc. *			39,254
					165,608
		IRON/STEEL - 0.96%
	4,200	AK Steel Holding Corp. *			289,800

		MACHINERY - 1.60%
	3,600	AGCO Corp. *			188,676
	4,500	Cummins, Inc.			294,840
					483,516
		MEDIA - 1.40%
	6,000	CBS Corp.			116,940
	9,800	Walt Disney Co.			305,760
					422,700

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)

	Shares				Value
		MISCELLANEOUS MANUFACTURING - 1.29%
	4,900	Honeywell International, Inc.			$ 246,372
	500	SPX Corp.			65,865
	1,900	Tyco International Ltd.			76,076
					388,313
		OIL & GAS - 6.69%
	800	Apache Corp.			111,200
	5,100	Chevron Corp.			505,563
	1,800	Cimarex Energy Co.			125,406
	2,400	ConocoPhillips			226,536
	600	Devon Energy Corp.			72,096
	600	ENSCO International, Inc.			48,444
	6,940	Exxon Mobil Corp.			611,622
	1,000	Murphy Oil Corp.			98,050
	1,700	Noble Energy, Inc.			170,952
	1,100	Valero Energy Corp.			45,298
					2,015,167
		OIL & GAS SERVICES - 1.35%
	3,100	FMC Technologies, Inc. *			238,483
	1,900	National Oilwell Varco, Inc. *			168,568
					407,051
		PACKAGING & CONTAINERS - 0.44%
	3,200	Owens-Illinois, Inc. *			133,408

		PHARMACEUTICALS - 3.12%
	4,000	AmerisourceBergen Corp.			159,960
	3,000	Express Scripts, Inc. *			188,160
	3,100	Herbalife Ltd.			120,125
	4,300	King Pharmaceuticals, Inc. *			45,021
	1,100	Merck & Co., Inc.			41,459
	22,140	Pfizer, Inc.			386,786
					941,511
		REITS - 1.35%
	600	AMMB Property Corp.			30,228
	8,400	Annaly Mortgage Management			130,284
	2,400	Hospitality Properties Trust			58,704
	9,000	HRPT Properties Trust			60,930
	1,900	Prologis			103,265
	800	Weingarten Realty Investors			24,256
					407,667

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)
	Shares				Value
		RETAIL - 3.71%
	900	Barnes & Nobles, Inc.			$ 22,356
	1,300	Best Buy Co., Inc.			51,480
	2,300	Big Lots, Inc. *			71,852
	900	BJ's Wholesale Club, Inc. *			34,830
	2,900	Costco Wholesale Corp.			203,406
	4,600	McDonald's Corp.			258,612
	1,900	Ross Stores, Inc.			67,488
	5,400	TJX Cos., Inc.			169,938
	2,800	Wal-Mart Store, Inc.			157,360
	2,300	Yum! Brands, Inc.			80,707
					1,118,029
		SEMICONDUCTORS - 1.22%
	10,100	Intel Corp.			216,948
	900	MEMC Electronic Materials, Inc. *			55,386
	3,400	Texas Instruments, Inc.			95,744
					368,078
		SOFTWARE - 2.17%
	3,900	BMC Software, Inc. *			140,400
	18,640	Microsoft Corp.			512,786
					653,186
		TELECOMMUNICATIONS - 3.27%
	9,700	ADC Telecommunications, Inc. *			143,269
	6,722	AT&T, Inc.			226,464
	1,000	Ciena Corp. *			23,170
	1,900	Cisco Systems, Inc. *			44,194
	3,900	JDS Uniphase Corp. *			44,304
	4,800	Juniper Networks, Inc. *			106,464
	1,500	Telephone & Data Systems, Inc.			70,905
	9,200	Verizon Communications, Inc.			325,680
					984,450
		TOYS/GAMES/HOBBIES - 0.13%
	1,100	Hasbro, Inc.			39,292

		TRANSPORTATION - 0.75%
	1,700	CSX Corp.			106,777
	1,000	Frontline Ltd.			69,780
	700	Ryder System, Inc.			48,216
					224,773

		TOTAL COMMON STOCKS (Cost $19,866,242)			18,774,331

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)
	Par Value		Coupon Rate (%)	Maturity	Value
		BONDS & NOTES - 35.47%
		AEROSPACE/DEFENSE - 0.29%
	80,000	Lockheed Martin Corp.	7.650	5/1/16	$ 88,500

		AGRICULTURE - 0.18%
	55,000	Archer Daniels Midland	5.450	3/15/18	53,500

		BANKS - 0.59%
	30,000	Bank of America Corp.	5.750	12/1/17	29,530
	100,000	US Bank NA/Cincinnati OH	4.950	10/30/14	98,380
	50,000	Wachovia Corp.	5.300	10/15/11	51,010
					178,920
		CHEMICALS - 0.19%
	55,000	EI Du Pont de Nemours & Co.	5.000	1/15/13	55,628

		COMMERCIAL MORTGAGE BACKED SECURITIES - 1.49%
	192,756	Bear Stearns Commercial Mortgage Securities	4.000	3/13/40	187,922
	259,618	Ge Capital Commercial Mortgage Corp.	4.970	8/11/36	259,496
					447,418
		COMPUTERS - 0.36%
	35,000	Hewlett Packard Co.	4.500	3/1/13	34,830
	75,000	International Business Machines Corp.	4.750	11/29/12	74,613
					109,443
		DIVERSIFIED FINANCIAL SERVICES - 1.12%
	75,000	General Electric Capital Corp.	5.875	2/15/12	78,715
	30,000	General Electric Capital Corp.	6.750	3/15/32	30,531
	55,000	Goldman Sachs Group, Inc.	5.950	1/18/18	53,020
	80,000	JPMorgan Chase & Co.	6.000	1/15/18	78,869
	4,000	Merrill Lynch & Co., Inc.	5.450	2/5/13	38,106
	55,000	Morgan Stanley	6.600	4/1/12	56,881
					336,122
		ELECTRIC - 1.01%
	110,000	Consolidated Edison Co. of New York, Inc.	5.375	12/15/15	110,241
	60,000	Exelon Generation Co., LLC	6.200	10/1/17	60,565
	100,000	Florida Power & Light Co.	4.850	2/1/13	99,868
	35,000	Midamerican Energy Co.	5.750	11/1/35	32,478
					303,152

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)
	Par Value		Coupon Rate (%)	Maturity	Value
		FOOD - 0.40%
	30,000	Kellogg Co.	7.450	4/1/31	$ 33,941
	30,000	Kraft Foods, Inc.	6.875	1/26/39	29,205
	55,000	Kroger Co.	6.750	4/15/12	57,608
					120,754
		HOUSEHOLD PRODUCTS - 0.17%
	50,000	Kimberly-Clark Corp.	6.125	8/1/17	52,256

		INSURANCE - 1.13%
	125,000	Allstate Corp.	7.200	12/1/09	129,956
	135,000	Berkshire Hathaway Finance Corp.	4.850	1/15/15	133,786
	25,000	Chubb Corp.	6.500	5/15/38	23,966
	55,000	Travelers Cos., Inc.	5.375	6/15/12	53,421
					341,129
		MEDIA - 0.10%
	30,000	Comcast Corp.	5.875	2/15/18	29,267

		MISCANELLANOUS MANUFACTURING - 0.23%
	70,000	Honeywell International, Inc.	4.250	3/1/13	67,893

		PHARMACEUTICALS - 0.67%
	61,000	Abbott Laboratories	5.875	5/15/16	63,655
	90,000	Merck & Co., Inc.	4.750	3/1/15	88,567
	50,000	Wyeth	5.500	3/15/13	50,498
					202,720
		PIPELINES - 0.17%
	55,000	TransCanada Pipelines, Ltd.	4.875	1/15/15	51,743

		RETAIL - 0.28%
	55,000	McDonald's Corp.	4.300	3/1/13	54,573
	30,000	Wal Mart Stores, Inc.	6.500	8/15/37	31,027
					85,600
		US GOVERNMENT - 2.59%
	110,000	United States Treasury Bond	6.125	11/15/27	131,762
	80,000	United States Treasury Note	3.875	2/15/13	82,130
	534,000	United States Treasury Note	4.750	8/15/17	566,522
					780,414

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)
	Par Value		Coupon Rate (%)	Maturity	Value
		US GOVERNMENT AGENCIES - 3.30%
	235,000	Federal Home Loan Banks	4.750	12/16/16	$ 236,904
	400,000	Federal Home Loan Mortgage Corp.	4.375	7/17/15	398,200
	350,000	Federal Home Loan Mortgage Corp.	5.125	11/17/17	359,730
					994,834
		US GOVERNMENT AGENCIES - MORTGAGE BACKED - 20.46%
	296,096	Federal National Mortgage Association	4.000	5/1/14-2/1/22	290,476
	573,745	Federal National Mortgage Association	4.500	11/1/19-9/1/35	543,105
	1,282,111	Federal National Mortgage Association	5.000	2/1/36	1,231,027
	1,754,607	Federal National Mortgage Association	5.500	2/1/12-2/1/37	1,735,220
	1,226,657	Federal National Mortgage Association	6.000	3/1/37-8/1/37	1,239,436
	425,103	Federal National Mortgage Association	6.500	3/1/37	438,313
	2,581	Federal National Mortgage Association	7.000	6/1/29	2,704
	64,636	Federal National Mortgage Association REMICS	5.000	12/15/23	65,413
	191,367	Federal National Mortgage Association Reference REMIC	4.375	4/15/15	190,799
	147,706	Federal National Mortgage Association Reference REMIC	5.875	5/15/16	150,948
	178,551	Federal Home Loan Mortgage Corp.	5.000	12/1/20	176,514
	102,729	Federal Home Loan Mortgage Corp.	5.500	9/1/36	101,364
					6,165,319
		TELECOMMUNICATIONS - 0.60%
	55,000	AT&T, Inc.	5.100	9/15/14	105,105
	100,000	Bellsouth Capital Funding Corp.	7.750	2/15/10	53,578
	25,000	Verizon Communications, Inc.	6.400	2/15/38	23,346
					182,029
		TRANSPORTATION - 0.14%
	40,000	Burlington Northern Santa Fe Corp.	5.900	7/1/12	40,578

		TOTAL NOTES & BONDS (Cost $10,736,432)			10,687,219

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)
	Shares				Value
		SHORT-TERM INVESTMENTS - 1.12%
	338,976	Janus Institutional Money Market 2.53% (Cost $ 338,976) (a)			$ 338,976

		TOTAL INVESTMENTS - 98.90% (Cost $30,941,650) (b)			$ 29,800,526
		OTHER ASSETS & LIABILITIES - 1.10%			331,706
		NET ASSETS - 100.0%			$ 30,132,232

(a)	Variable rate security; the money market rate shown represents the rate at June 30, 2008.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation			$ 1,308,051
		Unrealized depreciation			(2,449,175)
		Net unrealized depreciation			$ (1,141,124)
*	Non-Income producing security.

	See accompanying notes to these financial statements.

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2008 (unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			BONDS & NOTES - 82.82%
			APPAREL - 0.17%
	65,000		Jones Apparel Group, Inc.	6.125	11/15/34	$ 45,275

			AUTO MANUFACTURERS - 0.97%
	355,000		Ford Motor Co.	6.625	10/1/28	194,290
	100,000		Ford Motor Co.	7.45	7/16/31	58,412
						252,702
			AUTO PARTS & EQUIPMENT - 0.72%
	225,000		Goodyear Tire & Rubber Co.	7	3/15/28	187,821

			BANKS - 2.82%
	2,750,000		HSBC Bank PLC *	0	6/4/13	689,962
	50,000		Wachovia Bank NA	6.6	1/15/38	45,672
						735,634
			BIOTECHNOLOGY - 0.24%
	85,000		Human Genome Sciences, Inc.	2.25	8/15/12	62,189

			BUILDING MATERIALS - 0.96%
	15,000		Owens Corning, Inc.	6.5	12/1/16	13,638
	50,000		Owens Corning, Inc.	7	12/1/36	39,612
	235,000		USG Corp.	6.3	11/15/16	196,975
						250,225
			CHEMICALS - 0.35%
	55,000		Hercules, Inc.	6.5	6/30/29	44,825
	50,000		Methanex Corp.	6	8/15/15	46,586
						91,411
			COMMERCIAL SERVICES - 2.97%
	150,000		ARAMARK Corp.	5	6/1/12	132,000
	160,000		Equifax, Inc.	7	7/1/37	145,324
	20,000		Erac USA Finance Co. *	6.7	6/1/34	16,424
	240,000		Erac USA Finance Co. *	7	10/15/37	200,178
	300,000		Western Union Co.	6.2	11/17/36	280,854
						774,780
			COMPUTERS - 1.75%
	220,000		Affiliated Computer Services Inc	5.2	6/1/15	185,724
	255,000		Lexmark International Inc	6.65	6/1/18	250,102
	20,000		Maxtor Corp	5.75	3/1/12	18,900
						454,726

	See accompanying notes to these financial statements.

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			CREDIT CARD ABS - 0.36%
	100,000		American Express Credit Account Master Trust *	5.65	1/15/14	$ 93,500

			DIVERSIFIED FINANCIAL SERVICES - 14.24%
	250,000		American General Finance Corp.	6.9	12/15/17	224,976
	10,000		CIT Group, Inc.	5.65	2/13/17	7,698
	5,000		CIT Group, Inc.	5	2/13/14	3,888
	10,000		CIT Group, Inc.	5.125	9/30/14	7,828
	250,000		CIT Group, Inc.	4.25	2/1/10	210,559
	165,000		CIT Group, Inc.	5	2/1/15	127,923
	20,000		CIT Group, Inc.	5.4	1/30/16	13,793
	5,000		CIT Group, Inc.	5.85	9/15/16	3,612
	5,000		CIT Group, Inc.	5.4	2/13/12	4,118
	25,000		CIT Group, Inc.	4.75	12/15/10	20,284
	65,000		CIT Group, Inc.	5.8	10/01/36	50,120
	250,000		Citigroup, Inc.	5	9/15/14	236,962
	400,000		Ford Motor Credit Co. LLC	7	10/1/13	296,230
	200,000		General Electric Capital Corp.	2.96	5/18/12	140,681
	150,000		GMAC LLC	6	12/15/11	108,412
	70,000		GMAC LLC	6.625	5/15/12	48,751
	60,000		GMAC LLC	8	11/1/31	34,778
	200,000		GMAC LLC	6.75	12/1/14	131,421
	100,000		GMAC LLC	5.75	9/27/10	116,262
	265,000		Harley-Davidson Funding Corp. *	6.8	6/15/18	264,757
	80,000		KAR Holdings, Inc.	10	5/1/15	67,720
	200,000		Kaupthing Bank Hf *	5.75	10/4/11	162,097
	205,000		Lehman Brothers Holdings, Inc.	6.875	7/17/37	180,746
	115,000		Lehman Brothers Holdings, Inc.	6	5/3/32	88,143
	450,000		Merrill Lynch & Co, Inc.	6.11	1/29/37	368,531
	100,000		Petroplus Finance Ltd. *	6.75	5/1/14	90,428
	300,000		SLM Corp.	5	10/1/13	254,335
	120,000		SLM Corp.	5.375	5/15/14	102,872
	355,000		SLM Corp.	8.45	6/15/18	341,123
						3,709,048
			ELECTRIC - 3.76%
	245,000		AES Corp. *	8	6/1/20	237,650
	255,000		Columbus Southern Power Co.	6.05	5/1/18	253,986
	300,000		Energy Future Holdings Corp.	5.55	11/15/14	244,232
	250,000		Nisource Finance Corp.	6.8	1/15/19	244,317
						980,185

	See accompanying notes to these financial statements.

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			ELECTRONICS - 0.94%
	250,000		Avnet, Inc.	6.625	9/15/16	$ 245,192

			FOOD - 1.19%
	75,000		Kraft Foods, Inc.	6.5	11/1/31	71,298
	245,000		Kraft Foods, Inc.	6.125	8/23/18	239,963
						311,261
			FOREIGN GOVERNMENT - 4.37%
	250,000	**	Brazilian Government International Bond BRL	10.25	1/10/28	133,299
	595,000		Canadian Government Bond	5.25	6/1/12	625,185
	380,000		Canadian Government Bond	3.75	6/1/12	378,846
						1,137,330
			FOREST PRODUCTS & PAPER - 3.16%
	90,000		Georgia-Pacific LLC	7.25	6/1/28	75,600
	260,000		Georgia-Pacific LLC	7.75	11/15/29	232,942
	55,000		Georgia-Pacific LLC	8.875	5/15/31	52,643
	20,000		International Paper Co.	5.5	1/15/14	18,484
	140,000		International Paper Co.	7.95	6/15/18	140,603
	20,000		Westvaco Corp.	8.2	1/15/30	19,399
	45,000		Westvaco Corp.	7.95	2/15/31	41,524
	245,000		Weyerhaeuser Co.	6.875	12/15/33	241,640
						822,835
			HEALTHCARE PRODUCTS - 0.15%
	45,000		Boston Scientific Corp.	7	11/15/35	40,043

			HEALTHCARE SERVICES - 4.35%
	175,000		HCA, Inc.	8.36	4/15/24	146,639
	295,000		HCA, Inc.	7.19	11/15/15	250,833
	195,000		HCA, Inc.	7.69	6/15/25	158,034
	15,000		HCA, Inc.	7.5	12/15/23	12,114
	100,000		HCA, Inc.	7.58	9/15/25	81,029
	40,000		HCA, Inc.	7.75	7/15/36	31,641
	100,000		HCA, Inc.	5.75	3/15/14	84,284
	180,000		Tenet Healthcare Corp.	6.875	11/15/31	132,582
	265,000		UnitedHealth Group, Inc.	5.8	3/15/36	222,214
	15,000		UnitedHealth Group, Inc.	6.625	11/15/37	14,020
						1,133,390

	See accompanying notes to these financial statements.

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			HOME BUILDERS - 2.33%
	300,000		DR Horton, Inc.	6.5	4/15/16	$ 257,363
	25,000		K Hovnanian Enterprises, Inc.	6.375	12/15/14	16,375
	100,000		K Hovnanian Enterprises, Inc.	6.25	1/15/15	64,719
	75,000		KB Home	5.75	2/1/14	68,382
	150,000		KB Home	6.25	6/15/15	135,700
	50,000		Lennar Corp.	5.6	5/31/15	39,043
	30,000		Lennar Corp.	6.5	4/15/16	24,537
						606,119
			INSURANCE - 3.13%
	500,000		Berkshire Hathaway Finance Corp. *	5.4	5/15/18	500,675
	350,000		White Mountains Re Group Ltd. *	6.375	3/20/17	313,671
						814,346
			IRON/STEEL - 1.14%
	335,000		United States Steel Corp.	6.65	6/1/37	297,651

			MACHINERY - 0.55%
	150,000		Cummins, Inc.	7.125	3/1/28	144,094

			MEDIA - 5.00%
	65,000		Clear Channel Communications, Inc.	6.875	6/15/18	39,465
	5,000		Clear Channel Communications, Inc.	5.5	9/15/14	4,375
	140,000		Clear Channel Communications, Inc.	5.5	12/15/16	82,948
	570,000		Comcast Corp.	5.65	6/15/35	488,228
	140,000		CSC Holdings, Inc.	7.875	2/15/18	131,357
	35,000		CSC Holdings, Inc.	7.625	7/15/18	32,447
	30,000		Idearc, Inc.	8	11/15/16	19,198
	35,000		RH Donnelley Corp.	6.875	1/15/13	21,138
	20,000		RH Donnelley Corp.	6.875	1/15/13	12,119
	30,000		RH Donnelley Corp.	6.875	1/15/13	18,177
	80,000		RH Donnelley Corp.	8.875	1/15/16	49,376
	270,000		Time Warner, Cable Inc.	5.85	5/1/17	257,726
	160,000		Time Warner, Inc.	6.5	11/15/36	144,772
						1,301,326
			MINING - 0.98%
	280,000		Barrick Gold Finance Co.	5.8	11/15/34	241,027
	15,000		Newmont Mining Corp.	5.875	4/1/35	12,946
						253,973
			MISCELLANEOUS MANUFACTURING - 0.25%
	115,000		Hexion Specialty Chemicals, Inc.	7.875	2/15/23	66,125

	See accompanying notes to these financial statements.

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			MULTI-NATIONAL - 1.76%
	7,340,000,000	**	Inter-American Development Bank IDR	0	5/20/13	$ 458,312

			OFFICE/BUSINESS EQUIPMENT - 1.98%
	525,000		Xerox Corp.	6.35	5/15/18	515,926

			OIL & GAS - 2.19%
	50,000		Newfield Exploration Co.	7.125	5/15/18	45,572
	160,000		PetroHawk Energy Corp. *	7.875	6/1/15	157,000
	100,000		Pioneer Natural Resources Co.	7.2	1/15/28	89,466
	60,000		Pioneer Natural Resources Co.	5.875	7/15/16	54,973
	35,000		Pioneer Natural Resources Co.	6.875	5/1/18	33,781
	65,000		SandRidge Energy, Inc. *	8	6/1/18	65,650
	140,000		Talisman Energy, Inc.	5.85	2/1/37	123,052
						569,494
			PHARMACEUTICALS - 0.85%
	225,000		Elan Finance PLC	7.75	11/15/11	221,310

			PIPELINES - 2.40%
	130,000		Dynegy Holdings, Inc.	7.75	6/1/19	119,741
	400,000		Kinder Morgan Energy Partners LP	5.8	3/15/35	326,000
	30,000		Panhandle Eastern Pipeline Co.	6.2	11/1/17	28,521
	150,000		Panhandle Eastern Pipeline Co.	7	6/15/18	149,960
						624,222
			REAL ESTATE - 0.19%
	50,000		Duke Realty LP	6.25	5/15/13	48,669

			REITS - 0.58%
	5,000		Camden Property Trust	5.7	5/15/17	4,507
	30,000		iStar Financial, Inc.	5.15	3/1/12	26,125
	155,000		iStar Financial, Inc.	5.95	10/15/13	119,381
						150,013
			RETAIL - 4.29%
	235,000		Home Depot, Inc.	5.875	12/16/36	194,954
	60,000		JC Penney Corp., Inc.	6.375	10/15/36	50,195
	235,000		JC Penney Corp., Inc.	7.625	3/1/97	193,461
	250,000		Macys Retail Holdings, Inc.	6.375	3/15/37	194,867
	300,000		New Albertsons, Inc.	6.625	6/1/28	258,792
	300,000		Toys R US, Inc.	7.375	10/15/18	225,218
						1,117,487

	See accompanying notes to these financial statements.

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			SEMICONDUCTORS - 0.70%
	160,000		Freescale Semiconductor, Inc.	10.125	12/15/16	$ 124,241
	75,000		Kulicke & Soffa Industries, Inc.	0.875	6/1/12	58,781
						183,022
			TELECOMMUNICATIONS - 9.89%
	60,000		Alltel Corp.	7	7/1/12	61,216
	400,000		AT&T Corp.	6.5	3/15/29	374,500
	60,000		Bell Canada	6.1	3/16/35	43,940
	100,000		Bell Canada	5	2/15/17	76,517
	200,000		Citizens Communications Co.	7.875	1/15/27	176,695
	50,000		Citizens Communications Co.	7.125	3/15/19	45,044
	45,000		Level 3 Communications, Inc.	2.875	7/15/10	38,623
	90,000		Level 3 Communications, Inc.	3.5	6/15/12	74,807
	140,000		Level 3 Financing, Inc.	8.75	2/15/17	121,050
	150,000		Motorola, Inc.	6.5	11/15/28	119,425
	160,000		Nextel Communications, Inc.	7.375	8/1/15	133,646
	30,000		Nextel Communications, Inc.	6.875	10/31/13	25,355
	440,000		Nextel Communications, Inc.	5.95	3/15/14	356,355
	100,000		NII Holdings, Inc.	3.125	6/15/12	84,750
	75,000		Nortel Networks Corp.	2.125	4/15/14	50,867
	25,000		Nortel Networks Ltd.	6.875	9/1/23	17,750
	5,000		Qwest Capital Funding, Inc.	6.5	11/15/18	4,081
	5,000		Qwest Corp.	6.5	6/1/17	4,487
	5,000		Qwest Corp.	7.5	6/15/23	4,466
	205,000		Qwest Corp.	6.875	9/15/33	170,214
	400,000		Qwest Corp.	7.25	10/15/35	333,602
	255,000		Telecom Italia Capital SA	6.999	6/4/18	257,628
						2,575,018
			TRANSPORTATION - 1.14%
	15,000		Canadian Pacific Railway Co.	5.75	3/15/33	13,044
	30,000		Canadian Pacific Railway Co.	5.95	5/15/37	24,969
	300,000		DP World Ltd. *	6.85	7/2/37	258,156
						296,169

			TOTAL NOTES & BONDS (Cost $22,211,899)			21,570,823

	Shares
			PREFERRED STOCKS - 2.36%
			AUTO MANUFACTURERS - 0.10%
	1,930		General Motors Corp., Ser. C, Cum. Conv., 6.25%			26,176

	See accompanying notes to these financial statements.

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)
	Shares					Value
			BANKS - 0.46%
	135		Bank of America Corp. Ser. L Conv., 7.25%			$ 119,475

			DIVERSIFIED FINANCIAL - 0.61%
	150		Lehman Brothers Holdings, Inc., Ser. C, Cum. Conv., 5.94%			4,789
	150		Lehman Brothers Holdings, Inc., Ser. D, Cum. Conv., 5.67%			4,914
	675		Lehman Brothers Holdings, Inc., Ser. F, Cum. Conv., 6.50%			11,475
	275		Lehman Brothers Holdings, Inc., Ser. J, Conv., 7.95%			5,596
	75		Lehman Brothers Holdings, Inc., Ser. M, Conv., 6.00%			1,219
	50		Lehman Brothers Holdings, Inc., Ser. P, Conv., 7.25%			40,089
	2,500		Merrill Lynch & Co., Inc., Ser. 3, Conv., 6.375%			42,325
	2,725		SLM Corp., Conv. 6%			47,687
						158,094
			HOUSEWARES - 0.18%
	1,000		Newell Financial Trust I, Cum Conv., 5.25%			46,000

			TELECOMMUNICATIONS - 0.36%
	120		Lucent Technologies Capital Trust I, Cum. Conv., 7.75%			94,980

			US GOVERNMENT AGENCY - 0.65%
	7,100		Federal National Mortgage Association, Ser. T, Conv., 8.25%			170,542

			TOTAL PREFERRED STOCKS (Cost $649,449)			615,267

			SHORT-TERM INVESTMENTS - 13.95%
	3,633,517		Janus Institutional Money Market 2.53% (Cost $ 3,633,517) (a)			3,633,517

			TOTAL INVESTMENTS - 99.13% (Cost $26,494,865) (b)			$ 25,819,607
			OTHER ASSETS & LIABILITIES - .87%			225,953
			NET ASSETS - 100.0%			$ 26,045,560

(a)	Variable rate security; the money market rate shown represents the rate at June 30, 2008.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation			$ 66,803
			Unrealized depreciation			(742,061)
			Net unrealized depreciation			$ (675,258)

*	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration
	to qualified institutional buyers. At June 30, 2008, these securities amounted to 3,050,148 or 11.71% of net assets.
**	Principal amount stated in Foreign Currency
	BRL - Brazilian Real IDR - Indonesian Rupiah

	See accompanying notes to these financial statements.

JNF Money Market Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2008 (unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			COMMERCIAL PAPER - 60.21%
	1,250,000	*	Amsteel Funding Corp.	2.85	7/8/2008	$ 1,249,303
	5,000,000		Amsteel Funding Corp.	2.8	8/4/2008	4,986,719
	4,000,000		Aspen Funding Corp.	2.55	7/8/2008	3,998,013
	5,000,000		Atlantis One Funding Corp.	2.65	9/5/2008	4,975,660
	3,342,000		Bank Of America Corp.	2.55	8/1/2008	3,334,651
	3,100,000		Banque et Caisse dEpargne	2.56	8/21/2008	3,088,730
	2,500,000		Banque et Caisse dEpargne	2.6	8/21/2008	2,490,772
	5,000,000		Concord Minutemen Capital Co.	2.8	8/6/2008	4,985,938
	3,700,000		Dexia Delaware LLC	2.6	8/7/2008	3,690,099
	1,000,000		Dexia Delaware LLC	2.6	8/8/2008	997,246
	1,850,000		Dexia Delaware LLC	2.64	8/12/2008	1,844,281
	5,000,000		Gemini Securitization Corp.	2.8	7/24/2008	4,991,014
	3,383,000		Gotham Funding Corp.	2.9	9/22/2008	3,360,368
	800,000		Grampian Funding Ltd.	2.6	7/14/2008	799,247
	4,800,000		Grampian Funding Ltd.	2.68	8/19/2008	4,782,453
	4,000,000		Lexington Parker Capital	2.8	8/6/2008	3,988,750
	5,300,000		Mount Blanc Capital Corp.	2.63	8/15/2008	5,282,544
	2,800,000		Newport Funding Corp.	2.63	7/8/2008	2,798,566
	5,000,000		Societe Generale North America	2.85	8/5/2008	4,986,083
	2,000,000		Societe Generale North America	2.86	9/19/2008	1,987,275
	3,100,000		Stadshypotek Delaware, Inc.	2.6	8/12/2008	3,090,589
	3,100,000		Svenska Handelskanken, Inc.	2.56	8/25/2008	3,087,846
	3,600,000		Swedbank	2.75	9/2/2008	3,582,640
	2,900,000		Thames Asset Global Securities	2.85	9/15/2008	2,882,532
	2,500,000		UBS Finance	2.62	7/14/2008	2,497,630
	1,500,000		UBS Finance	2.72	9/8/2008	1,491,994
	2,000,000		Westpac Banking Corp.	2.51	8/6/2008	1,994,971

			TOTAL COMMERCIAL PAPER (Cost $87,245,914)			87,245,914

			CORPORATE NOTES - 22.97%
	6,250,000	+	Connecticut Water Co.	2.60%	7/2/2008	6,250,000
	3,770,500	+	GMS Associates III	2.98%	7/2/2008	3,770,500
	6,250,000	+	JPV Capital LLC	2.48%	7/3/2008	6,250,000
	5,000,000	+	Monongallia Health System, Inc.	2.65%	7/3/2008	5,000,000
	5,000,000	*,+	M3 Realty LLC	2.80%	7/3/2008	5,000,000
	6,250,000	+	Racetrac Capital LLC	2.63%	7/3/2008	6,250,000

	See accompanying notes to these financial statements.

JNF Money Market Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2008 (unaudited)
	Par Value			Coupon Rate (%)	Maturity	Value
			CORPORATE NOTES (continued)
	3,500,000	+	S&L Capital LLC	2.58%	7/3/2008	$ 350,000
	414,500	+	Sprenger Enterprises, Inc.	2.98%	7/3/2008	414,500

			TOTAL CORPORATE NOTES (Cost $33,285,000)			33,285,000

			MUNICIPAL BONDS - 18.52%
	5,350,000	+	The Economic Development Corp. of the City of Detroit,
			Waterfront Reclamation and Casino Development Project
			Ser. 1999A, Revenue Bonds	2.53%	7/3/2008	5,350,000
	381,300	+	Industrial Development Authority of Glendale Arizona ,
			The Garvin School of Int'l Mgmt Project Ser. 2005B,
			Revenue and Refunding Bonds	2.50%	7/3/2008	381,300
	1,700,000	+	Massachusetts Development Finance Agency, Briarwood
			Retirement Community Issue, Ser. 2004B Revenue Bonds	2.53%	7/3/2008	1,700,000
	3,308,000	+	New Jersey Housing & Mortgage Finance Agency, Multi-
			Family Revenue Bonds, Ser. I, FSA	2.58%	7/3/2008	3,308,000
	3,600,000	+	New York City Housing Development Corp., Multi-Family
			Rental Housing Revenue Bonds, Ser. B	2.58%	7/2/2008	3,600,000
	6,250,000	+	Economic Development Authority of Newport News,
			Virginia, Newport News Shipbuilding Project Revenue
			Bonds, Ser. B	2.67%	7/3/2008	6,250,000
	6,250,000	+	Sheridan Redevelopment Agency, South Santa Fe
			Drive Corridor Redevelopment Project Revenue
			Bonds, Ser. 2007A-2	2.60%	7/3/2008	6,250,000

			TOTAL MUNICIPAL BONDS (Cost $26,839,300)			26,839,300

			TOTAL INVESTMENTS - 101.70% (Cost $147,370,214)			$ 147,370,214
			LIABILITIES LESS OTHER ASSETS - (1.70%)			(2,460,346)
			NET ASSETS - 100.0%			$ 144,909,868

*	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration
	to qualified institutional buyers. At June 30, 2008, these securities amounted to 6,249,303 or 4.25% of net assets.
+	Variable rate security - interest rate subject to periodic change.
	FSA Insured by Financial Security Assurance, Inc.

	See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2008 (unaudited)

			JNF Loomis	JNF Money
	JNF Equity	JNF Balanced	Sayles Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at cost	$ 114,668,492	$ 30,941,650	$ 26,494,865	$ 147,370,214
Investments in securities, at value	$ 110,448,014	$ 29,800,526	$ 25,819,607	$ 147,370,214
Cash	-	-	-	738
Receivable for securities sold	7,688,822	1,019,200	-	-
Dividends and interest receivable	123,540	107,763	332,365	130,000
Due from investment advisor	-	-	-	1,893
Prepaid expenses and other assets	1,952	494	171	389
TOTAL ASSETS	118,262,328	30,927,983	26,152,143	147,503,234

LIABILITIES
Payable for securities purchased	7,351,285	703,673	80,772	-
Payable for fund shares redeemed	89,471	22,346	174	2,537,258
Investment advisory fees payable	59,277	15,917	11,175	-
Fees payable to other affiliates	42,323	12,104	9,335	50,926
Accrued expenses and other liabilities	55,148	41,711	5,127	5,182
TOTAL LIABILITIES	7,597,504	795,751	106,583	2,593,366

NET ASSETS	$ 110,664,824	$ 30,132,232	$ 26,045,560	$ 144,909,868

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	137,071,826	33,445,568	26,728,519	144,909,868
Accumulated net investment income	452,895	528	7	-
Accumulated net realized loss on investments	(22,639,419)	(2,172,740)		-
Accumulated net realized loss on investments and
foreign currency transactions	-	-	(8,047)	-
Net unrealized depreciation on investments	(4,220,478)	(1,141,124)	(674,919)	-
NET ASSETS	$ 110,664,824	$ 30,132,232	$ 26,045,560	$ 144,909,868

Shares of Beneficial Interest Outstanding	5,622,968	2,096,499	2,674,032	144,909,868
Net Asset Value/Offering & Redemption Price per share	$ 19.68	$ 14.37	9.74	$ 1.00

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2008 (unaudited)

			JNF Loomis	JNF Money
	JNF Equity	JNF Balanced	Sayles Bond	Market
	Portfolio	Portfolio	Portfolio (a)	Portfolio (b)
INVESTMENT INCOME:
Dividend	$ 929,404	$ 207,257	$ 6,820	$ -
Interest	16,723	275,287	191,601	633,124
TOTAL INVESTMENT INCOME	946,127	482,544	198,421	633,124

EXPENSES:
Investment advisory fees	382,787	104,276	25,554	33,732
Distribution (12b-1) fees	147,226	40,106	9,829	-
Administration service fees	94,473	29,931	7,122	102,118
Professional fees	24,111	7,260	1,960	8,431
Custodian fees	16,537	15,482	2,466	4,602
Trustees' fees and expenses	12,091	7,800	658	921
Compliance officers fees	7,335	1,954	489	2,186
Printing and postage expense	1,431	470	329	1,611
Insurance expenses	1,740	811	329	111
Other expenses	433	329	734	2,437
TOTAL EXPENSES	688,164	208,419	49,470	156,149
Less: Fees waived/expenses reimbursed by the Advisor	(40,780)	(32,068)	(6,204)	(43,625)
NET EXPENSES	647,384	176,351	43,266	112,524

NET INVESTMENT INCOME	298,743	306,193	155,155	520,600

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on transactions from:
Investment transactions	(9,199,483)	(896,017)	(8,804)	-
Foreign currency transactions	-	-	757	-
Net realized loss	(9,199,483)	(896,017)	(8,047)	-

(a)	The JNF Loomis Sayles Bond Portfolio commenced operations on May 1, 2008.
(b)	The JNF Money Market Portfolio commenced operations on April 7, 2008.

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF CHANGES IN NET ASSETS

	JNF Equity Portfolio			JNF Balanced Portfolio
	Six Months Ended	Period Ended		Six Months Ended	Period Ended
	June 30, 2008	December 31,		June 30, 2008	December 31,
	(unaudited)	2007 (a)		(unaudited)	2007 (a)
FROM OPERATIONS
Net investment income	$ 298,743	$ 154,152		$ 306,193	$ 443,804
Net realized loss on investments	(9,199,483)	(13,439,936)		(896,017)	(1,282,419)
Net change in unrealized appreciation (depreciation)
on investments	(2,174,866)	(2,045,612)		(1,405,247)	264,123
Net Decrease in Net Assets Resulting From Operations	(11,075,606)	(15,331,396)		(1,995,071)	(574,492)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income:	-	-		(306,294)	(437,479)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	544,535	173,623,005	(b)	102,969	42,359,428
Reinvestment of dividends and distributions	-	-		306,294	437,479
Cost of shares redeemed	(14,176,806)	(22,918,908)		(3,702,892)	(6,057,710)
Net Increase/Decrease in Net Assets From Share
Transactions of Beneficial Interest	(13,632,271)	150,704,097		(3,293,629)	36,739,197

TOTAL INCREASE / DECREASE IN NET ASSETS	(24,707,877)	135,372,701		(5,594,994)	35,727,226

NET ASSETS
Beginning of period	135,372,701	-		35,727,226	-
End of period*	$ 110,664,824	$ 135,372,701		$ 30,132,232	$ 35,727,226
* Includes undistributed net investment income of	$ 452,895	$ 154,152		$ 528	$ 629

SHARES ACTIVITY
Shares Sold	26,713	7,310,797		6,989	2,679,250
Shares Reinvested	-	-		21,308	28,020
Shares Redeemed	(711,168)	(1,003,375)		(252,323)	(386,745)
Net Increase/Decrease in shares of beneficial
interest outstanding	(684,455)	6,307,423		(224,026)	2,320,525

(a)	The JNF Equity and JNF Balanced Portfolios commenced operations on May 1, 2007.
(b)	Includes capital issued in initial in-kind contributions of $173,331,199 and $41,854,872 for the JNF Equity and JNF Balanced Portfolios, respectively.

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the Period Ended June 30, 2008 (unaudited)

	JNF Loomis	JNF Money
	Sayles Bond	Market
	Portfolio (a)	Portfolio (b)
FROM OPERATIONS
Net investment income	$ 155,155	$ 520,600
Net realized loss on investments and foreign
currency transactions	(8,047)	-
Net change in unrealized appreciation (depreciation)
on investments and foreign currency transactions	(674,919)	-
Net Increase/Decrease in Net Assets Resulting From Operations	(527,811)	520,600

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income:	(155,148)	(520,600)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	26,599,457	205,574,204
Reinvestment of dividends and distributions	155,148	520,600
Cost of shares redeemed	(26,086)	(61,184,936)
Net Increase in Net Assets From Share Transactions
of Beneficial Interest	26,728,519	144,909,868

TOTAL INCREASE IN NET ASSETS	26,045,560	144,909,868

NET ASSETS
Beginning of period	-	-
End of period*	$ 26,045,560	$ 144,909,868
* Includes undistributed net investment income of	$ 7	$ -

SHARES ACTIVITY
Shares Sold	2,660,797	205,574,204
Shares Reinvested	15,860	520,600
Shares Redeemed	(2,625)	(61,184,936)
Net Increase in shares of beneficial interest outstanding	2,674,032	144,909,868

(a) The JNF Loomis Sayles Bond Portfolio commenced operations on May 1, 2008.
(b) The JNF Money Market Portfolio commenced operations on April 7, 2008.

See accompanying notes to these financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	JNF Equity Portfolio
	Six Months Ended	Period Ended
	June 30, 2008	December 31,2007 (1)
	(unaudited)

Net asset value, beginning of period	$ 21.46	$ 23.75
Activity from investment operations:
Net investment income (2)	0.05	0.02
Net realized and unrealized gain (loss) on investments	(1.83)	(2.31)
Total from investment operations	(1.78)	(2.29)

Net asset value, end of period	$ 19.68	$ 21.46

Total return (3,4)	-8.30%	-9.64%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 110,665	$ 135,373

Ratios of expenses to average net assets (5)	1.10%	1.10%

Ratios of expenses to average net assets before waiver (5)	1.17%	1.17%

Ratios of net investment income to average net assets (5)	0.51%	0.15%

Ratios of net investment income to average net assets	0.44%	0.08%
before waiver (5)

Portfolio turnover rate (4)	55%	97%

(1) The JNF Portfolios commenced operations on May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Assumes reinvestment of all dividends and distributions, if any.
(4)	Not annualized. Portfolio turnover from December 31, 2007 does not include securities received in-kind for shareholder contributions.
(5) Annualized.

See accompanying notes to these financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS (continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	JNF Balanced Portfolio
	Six Months Ended	Period Ended
	June 30, 2008	December 31,2007 (1)
	(unaudited)

Net asset value, beginning of period	$ 15.40	$ 15.81
Activity from investment operations:
Net investment income (2)	0.14	0.18
Net realized and unrealized gain (loss) on investments	(1.03)	(0.41)
Total from investment operations	(0.89)	(0.23)

Less distributions from:
Net investment income	(0.14)	(0.18)

Net asset value, end of period	$ 14.37	$ 15.40

Total return (3,4)	-5.75%	-1.45%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 30,132	$ 35,727

Ratios of expenses to average net assets (5)	1.10%	1.10%

Ratios of expenses to average net assets before waiver (5)	1.30%	1.31%

Ratios of net investment income to average net assets (5)	1.91%	1.73%

Ratios of net investment income to average net assets	1.71%	1.52%
before waiver (5)

Portfolio turnover rate (4)	45%	126%

(1) The JNF Portfolios commenced operations on May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Assumes reinvestment of all dividends and distributions, if any.
(4)	Not annualized. Portfolio turnover from December 31, 2007 does not include securities received in-kind for shareholder contributions.
(5) Annualized.

See accompanying notes to these financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS (continued)
For the Period Ending June 30, 2008 (unaudited)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	JNF Loomis		JNF Money
	Sayles Bond		Market
	Portfolio (1)		Portfolio (2)

Net asset value, beginning of period	$ 10.00		$ 1.00
Activity from investment operations:
Net investment income	0.06	(3)	0.005
Net realized and unrealized gain (loss) on investments	(0.26)		-
Total from investment operations	(0.20)		0.005

Less distributions from:
Net investment income	(0.06)		(0.005)

Net asset value, end of period	$ 9.74		$ 1.00

Total return (4,5)	-2.02%		0.54%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 26,046		$ 144,910

Ratios of gross expenses to average net assets (6)	1.26%		0.69%

Ratios of net expenses to average net assets (6)	1.10%		0.50%

Ratios of net investment income to average net assets (6)	3.94%		2.31%

Ratios of net investment income to average net assets
before waiver (6)	3.79%		2.12%

Portfolio turnover rate	0%	(5)

(1) The JNF Loomis Sayles Bond Portfolio commenced operations on May 1, 2008.
(2) The JNF Money Market Portfolio commenced operations on April 7, 2008.
(3)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(4) Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized.
(6) Annualized.

See accompanying notes to these financial statements.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 (unaudited)

1.

ORGANIZATION

The JNF Equity Portfolio (the “Equity Portfolio”), the JNF Balanced Portfolio (the “Balanced Portfolio”), the JNF Loomis Sayles Bond Portfolio (the “Bond Portfolio”) and the JNF Money Market Portfolio (the “Money Market Portfolio”), (collectively, the “Portfolios”) are diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, on November 4, 2005 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of the Adviser’s affiliate, Jefferson National Life Insurance Company.  The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the Act) to fund the benefits under variable annuity and variable life insurance contracts.  However, Jefferson National Life separate accounts own 100% of the shares offered by each Portfolio.  On May 2, 2007, the Equity Portfolio and Balanced Portfolio received an in-kind capital contribution of securities, cash and receivables valued at $173,331,199 and $41,854,872 in exchange for 7,298,003 and 2,646,581 shares of the Equity Portfolio and Balanced Portfolio, respectively.  For federal income tax purposes the transaction was non-taxable to the Portfolios. The investment objective of each Portfolio is as follows:

Fund

Primary Objective

Equity Portfolio

High total return consistent with preservation of capital and a prudent level of risk.

Balanced Portfolio

High total return consistent with preservation of capital and a prudent level of risk.

Bond Portfolio

High total investment return through a combination of current income and capital appreciation.

Money Market Portfolio

High level of current income as is consistent with preservation of capital and daily liquidity.

The Bond and Money Market Portfolio’s commenced operations on May 1, 2008 and April 7, 2008, respectively.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

It is the Money Market Portfolio’s policy to maintain a continuous net asset value per share of $1.00; this Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.  There is no assurance, however, that this Portfolio will be able to maintain a stable net asset value per share of $1.00.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008 (unaudited)

Securities valuation – Securities and other assets held by the Equity, Balanced and Bond Portfolios for which market quotes are available are valued at the last reported sale price at the close of the regular trading session of the securities relevant exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value. In unusual circumstances, instead of valuing securities in the usual manner, the Trust may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board with reference to other securities or indices. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Money Market Portfolio values all of its securities on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which has been determined by the Board of Directors to represent the approximate market value.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008 (unaudited)

Fair Value Measurement.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s investments carried at fair value:

Equity Portfolio

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices	109,746,720	-
Level 2 - Other Significant Observable Inputs	701,294	-
Level 3 - Significant Unobservable Inputs		-
Total	110,448,014
* Other financial instruments include futures, forwards and swap contracts.

Balanced Portfolio

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices	18,774,331	-
Level 2 - Other Significant Observable Inputs	11,026,195	-
Level 3 - Significant Unobservable Inputs		-
Total	29,800,526
* Other financial instruments include futures, forwards and swap contracts.

Bond Portfolio

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices		-
Level 2 - Other Significant Observable Inputs	25,819,607	-
Level 3 - Significant Unobservable Inputs		-
Total	25,819,607
* Other financial instruments include futures, forwards and swap contracts.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008 (unaudited)

Money Market Portfolio

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices		-
Level 2 - Other Significant Observable Inputs	147,370,214	-
Level 3 - Significant Unobservable Inputs		-
Total	147,370,214
* Other financial instruments include futures, forwards and swap contracts.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – The following table summarizes each Portfolio’s Investment Income and Capital Gain declaration policy:

Portfolio

           Income Dividends

    Capital Gains

Equity Portfolio

Annually

    Annually

Balanced Portfolio

Quarterly

    Annually

Bond Portfolio

Monthly

    Annually

Money Market Portfolio

Daily – Paid Monthly

    Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Portfolio.

Federal income tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008 (unaudited)

Effective June 29, 2007, the Portfolios adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). Management reviewed the tax positions in open tax year of 2007 and determined that the implementation of FIN 48 had no impact on the Portfolios’ net assets or results of operations. As of the period ended June 30, 2008, the Portfolios did not have a liability for unrecognized tax benefits. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Portfolios did not incur any interest or penalties.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended June 30, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Portfolio

   Purchases

       Sales

Equity Portfolio

  65,478,905

  78,946,934

Balanced Portfolio

  14,615,325

  18,084,014

Bond Portfolio

  22,885,781

        41,113

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008 (unaudited)

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are supervised under the direction of the Board, which is responsible for the overall management of the Portfolios. JNF Advisors, Inc. serves as the Portfolios’ Investment Advisor (the “Advisor”). Chicago Equity Partners, LLC serves as the Sub-Advisor (Chicago Equity”) for the Equity Portfolio and Balanced Portfolio’s, Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as the sub-advisor for the Bond Portfolio and Aim Advisors, Inc. (“AIM”) serves as sub-advisor for the Money Market Portfolio, collectively (the “Sub-Advisors).  The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolios are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolios, the Advisor, under the supervision of the Board, supervises the performance of Sub-Advisors, and the administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at the following annual rates: .65% of the Equity, Balanced and Bond Portfolio’s and .15% for the Money Market Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Portfolios for other expenses to the extent necessary so that the total expenses incurred by the Portfolios (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Portfolio’s business) do not exceed 1.10% per annum for the Equity, Balanced and Bond Portfolio’s and .50% per annum for the Money Market Portfolio’s average daily net assets.  During the period ended June 30, 2008 the Advisor waived/reimbursed fees for the Portfolios as follows:

Fund

Waiver/Reimbursement

Equity Portfolio

$ 40,780

Balanced Portfolio

   32,068

Bond Portfolio

     6,204

Money Market

   43,625

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008 (unaudited)

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolios’ Operating Expenses are subsequently less than 1.10% of average daily net assets for the Equity, Balanced and Bond Portfolio’s, and .50% of average daily net assets for the Money Market Portfolio the Advisor shall be entitled to reimbursement by the Portfolios for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolios’ expenses to exceed 1.10% of average daily net assets for the Equity, Balanced and Bond Portfolio’s and .50% of average daily net assets for the Money Market Portfolio. If the Portfolios’ Operating Expenses subsequently exceed 1.10% per annum of the Equity, Balance and Bond Portfolio’s average daily net assets, and .50% of average daily net assets for the Money Market Portfolio the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of each Portfolio and its shareholders. The Bond and Money Market Portfolio commenced operations on May 1, 2008 and April 7, 2008, respectively and the reimbursable amounts, if any, will be determined on December 31, 2008.  As of December 31, 2007 the Advisor has $71,339 and $52,712 of waived expense for the Equity Portfolio and Balanced Portfolio, respectively that may be recovered no later than December 31, 2010.

The Trust has adopted a Distribution Plan and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service fee is calculated by the Equity, Balanced and Bond Portfolio’s at an annual rate of .25% of its average daily net assets. Pursuant to the Plan, each of these Portfolios may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Portfolio shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the period ended June 30, 2008 the Equity, Balanced and Bond Portfolio’s were charged $147,226, $40,106 and $9,829, respectively, pursuant to the plan.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency to the Portfolios as follows:

Administration, Fund Accounting and Transfer Agency.  The Portfolios pay GFS an asset-based fee in decreasing amounts as the combined Portfolios assets reach certain breakpoints. The Portfolios are subject to a minimum annual fee. The Portfolios also pay GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008 (unaudited)

The greater of:

A minimum complex annual fee of $280,000 or

-

15 basis points or 0.15% per annum on the first $250 million in net assets

-

10 basis points or 0.10% per annum on the next $250 million in net assets

-

8 basis points or 0.08% per annum on net assets greater than $500 million

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolios an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.   The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the period ended June 30, 2008, is summarized in the table below:

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  GemCom collection for EDGAR and printing services performed, for the period ended June 30, 2008 is summarized in the table below:

Portfolio

  Compliance

GemCom

Equity Portfolio

      7,335

  4,069

Balanced Portfolio

      1,945

  1,121

Bond Portfolio

         489

     329

Money Market Portfolio

      2,186

  1,228

Pursuant to the Participation Agreement (the “Agreement”) by and among the Trust and Jefferson National Life Insurance Company (the “Company”) an affiliate of JNF Advisors, the Company is compensated for providing certain administration services to the Money Market Portfolio at the rate of .30% of average daily net assets.  For the period ended June 30, 2008, the Company received $67,465.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended December 31, 2007 were as follows:

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2008 (unaudited)

As of December 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and post-October losses.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolios incurred and elected to defer such capital losses as follows:

Equity Portfolio

      $6,058,515

Balanced Portfolio

           598,377

At December 31, 2007, the Portfolios had capital loss carryforwards for federal income tax purposes available to offset future capital gains through the indicated expiration date:

                                                                        December 31, 2015

Equity Portfolio

      $7,271,146

Balanced Portfolio

                                                            667,279

Permanent book and tax differences resulted in reclassification for the year ended December 31, 2007 as follows:

JNF Portfolios

EXPENSE EXAMPLES (unaudited)

June 30, 2008

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Portfolio’s Annualized Expense Ratio	Beginning Account Value 1/1/08*	Ending Account Value 6/30/08	Expenses Paid During Period**	Ending Account Value 6/30/08	Expenses Paid During Period
JNF Equity Portfolio	1.10%	$1,000.00	$ 917.00	$ 5.24	$1019.39	$ 5.52
JNF Balanced Portfolio	1.10%	$1,000.00	$ 942.50	$ 5.31	$1019.39	$ 5.52
JNF Loomis Sayles Bond Portfolio	1.10%	$1,000.00	$ 979.80	$ 1.81	$1019.39***	$ 5.52***
JNF Money Market Portfolio	.50%	$1,000.00	$1,005.40	$ 1.16	$1022.38***	$ 2.51***

*The JNF Money Market and the JNF Loomis Sayles Bond Portfolios have a beginning Account Value date of 4/7/2008 and 5/2/2008, respectively.

**Actual Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182,182, 61, 85) divided by the number of days in the fiscal year 366 for the Equity, Balanced, Bond and Money Market Portfolio’s, respectively.

***Hypothetical Ending Account Value and Expenses Paid During Period, assumes that the Portfolio was in operation for the full six month period ended 6/30/08, and are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 366.

Approval of the Advisory/Sub-Advisory Agreements The JNF Bond and Money Market Portfolios

In connection with a regular Board meeting held on March 17, 2008 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between JNF Advisors, Inc. (“JNF Advisors” or the “Adviser”) and the Trust, on behalf of JNF Bond Portfolio (“JNF Bond”) and JNF Money Market Portfolio (“JNF Money”)(each a “Portfolio” and collectively, the “Portfolios”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Portfolios; (b) arrangements in respect of the distribution of the Portfolios’ shares; and (c) the resources available with respect to compliance with the Portfolios’ investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In their consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by a representative of the Adviser regarding the Portfolios’ investment strategies.  The Trustees discussed with a representative of the Adviser the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its Portfolio management personnel.  The Trustees concluded that the Advisers has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Portfolios had not yet commenced operations, the Trustees could not consider the investment performance of the Portfolios; however, the Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance with its existing accounts, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that JNF Advisors charges an annual advisory fee of 0.65% and 0.15% for JNF Bond and JNF Money, respectively, based on each Portfolio’s average net assets.  The Board reviewed the contractual arrangements by which the Adviser agreed to reduce its fees and/or absorb expenses of the Portfolios, at least until April 30, 2009, to ensure that Net Annual Fund Operating Expenses will not exceed 1.10% and 0.50% of the average daily net assets of JNF Bond and JNF Money, respectively, and found it to be beneficial to shareholders.  The Board then reviewed the Adviser’s financial statements and concluded that JNF Advisors is sufficiently well capitalized to meet its obligations to the Portfolios.  The Trustees concluded that each Portfolio’s advisory fees and expense ratio were acceptable in light of the quality of the services the Portfolio expected to receive from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolios and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that based on the anticipated size of the Portfolios for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Portfolios and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolios.  It also considered the profits realized by the Adviser from other activities related to the Portfolios.  The Trustees concluded that because of the Portfolios’ expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship to the Portfolio is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and the approval of the Agreement is in the best interests of the Trust and each Portfolio’s shareholders, and unanimously approved the proposed Agreement.

 Approval of the Sub-Advisory Agreements

During the Meeting, the Board, including the Independent Trustees, also discussed the approval of the sub-advisory agreement between the Adviser and Loomis, Sayles & Company, L.P. (“Loomis” or the “Sub-Adviser”), on behalf of the JNF Bond and, separately discussed the approval of the sub-advisory agreement between the Adviser and A I M Advisors, Inc. (“AIM” or the “Sub-Adviser”) (Loomis and AIM are collectively referred to as the “Sub-Advisers”), on behalf of the JNF Money (each a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”).  The Board received materials specifically relating to each Sub-Advisory Agreement. These materials included: (a) information on the investment performance of each Sub-Adviser, a peer group of funds and appropriate indices with respect to the Portfolios; (b) arrangements in respect of the distribution of the Portfolios’ shares; and (c) the resources available with respect to compliance with the Portfolios’ investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Sub-Advisers including information on (a) the overall organization of each Sub-Adviser, (b) investment management staffing, (c) the financial condition of each Sub-Adviser.

In their consideration of the Sub-Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreements include the following:

Nature, Extent and Quality of Services.  A presentation was given by a representative of each Sub-Adviser regarding each Portfolio’s investment strategy.  The Trustees had separate discussions with representatives from Loomis and AIM with respect to the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its Portfolio management personnel.  The Trustees concluded that each Sub-Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Portfolios had not yet commenced operations, the Trustees could not consider the investment performance of the Portfolios; however, the Board, including the Independent Trustees, considered the nature and extent of each Sub-Adviser’s past performance with its existing accounts, as well as other factors relating to each Sub-Adviser’s track record. The Board concluded that each Sub-Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that the Portfolios would not compensate Loomis or AIM for sub-advisory services, but rather JNF would compensate each Sub-Adviser out of the advisory fees received from the Portfolios.  The Board, including the Independent Trustees, then considered the estimated fund expense ratio, and expense ratios of a peer group of funds.  The Trustees concluded that the sub-advisory fees were acceptable in light of the quality of the services the Portfolios expect to receive from each Sub-Adviser.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolios and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that based on the anticipated size of the Portfolios for the initial two years of the Sub-Advisory Agreements, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by each Sub-Adviser in connection with the operation of each Portfolio and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolio.  It also considered the profits realized by Loomis and AIM from other activities related to each Portfolio.  The Trustees concluded that because of the Portfolios’ expense limitation agreement and the expected asset levels, they were satisfied that each Sub-Adviser’s level of profitability from its relationship to its respective Portfolio is not excessive.

 Conclusion.  Having requested and received such information from Loomis and AIM as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and the approval of the Sub-Advisory Agreements are in the best interests of the Trust and each Portfolio’s shareholders, and unanimously approved the proposed Sub-Advisory Agreements.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-866-667-0564 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-866-667-0564.

INVESTMENT ADVISOR

JNF Advisors, Inc.

9920 Corporate Campus Dr., Suite 1000
Louisville, KY 40223

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/8/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/8/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/8/08